Notes on the Consolidated Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Schedule of reconciliation of intangible assets
in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs								-
January 1, 2016	-	121	-	50	-	-	-	171
Acquired	-	1	2,551	-	2,880	-	3,324	8,756
Additions	1,186	-	91	-	568	-	-	1,845
Disposals	-	-	-	(50)	-	-	-	(50)
December 31, 2016	1,186	122	2,642	-	3,448	-	3,324	10,722
Acquired	1,984	-	2,525	-	1,735	-	20,453	26,697
Additions	261	110	-	-	323	1,768	-	2,462
Disposals	(179)	-	-	-	-	-	-	(179)
Reclassifications	678	-	-	-	-	(678)	-	-
Currency translation	(61)	-	(74)	-	(48)	-	(593)	(776)
December 31, 2017	3,869	232	5,093	-	5,458	1,090	23,184	38,926
Accumulated amortization and impairment
January 1, 2016	-	61	-	27	-	-	-	88
Additions	179	24	37	-	787	-	-	1,027
Impairment	-	-	-	-	-	-	-	-
Disposals	-	-	-	(27)	-	-	-	(27)
Reclassification	-	-	-	-	-	-	-	-
December 31, 2016	179	85	37	-	787	-	-	1,088
Additions	366	19	139	-	2,357	-	-	2,881
Impairment	-	-	-	-	-	-	-	-
Disposals	(179)	-	-	-	-	-	-	(179)
Currency translation	-	-	-	-	-	-	-	-
December 31, 2017	366	104	176	-	3,144	-	-	3,790
Remaining carrying amount
January 1, 2016	-	60	-	23	-	-	-	83
December 31, 2016	1,007	37	2,605	-	2,661	-	3,324	9,634
December 31, 2017	3,503	128	4,917	-	2,314	1,090	23,184	35,136

Schedule of reconciliation of property and equipment
in € thousands	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Total
Purchase costs
January 1, 2016	305	570	-	875
Acquired	-	137	-	137
Additions	-	147	-	147
Disposals	(1)	(1)	-	(2)
December 31, 2016	304	853	-	1,157
Acquired	-	81	-	81
Additions	-	232	1,523	1,755
Disposals	-	(145)	-	(145)
Currency translation	-	(3)	-	(3)
December 31, 2017	304	1,018	1,523	2,845
Accumulated depreciation and impairment				-
January 1, 2016	-	421	-	421
Additions	59	192	-	251
Disposals	-	-	-	-
December 31, 2016	59	613	-	672
Additions	59	144	-	203
Impairment	-	25	-	25
Disposals	-	(137)	-	(137)
December 31, 2017	118	645	-	763
Remaining carrying amount
January 1, 2016	305	149	-	454
December 31, 2016	245	240	-	485
December 31, 2017	186	373	1,523	2,082

Schedule of overview of the Group's trade receivables
in € thousands	December 31, 2016	December 31, 2017
Trade receivables (gross)	5,338	7,588
Allowance for bad debt	(1,066)	(774)
- thereof non-current	-	-
- thereof current	4,272	6,814
Total trade receivables	4,272	6,814

Schedule of other financial assets
in € thousands	December 31, 2016	December 31, 2017
Deposits	2,173	2,119
Other receivables and assets	337	1,060
- thereof non-current	21	23
- thereof current	2,489	3,156
Other financial assets	2,510	3,179

Schedule of other assets
in € thousands	December 31, 2016	December 31, 2017
Prepaid expenses	1,663	2,637
VAT receivables and deposits	593	1,204
Other receivables and assets	46	9
- thereof non-current	-	-
- thereof current	2,302	3,850
Other assets	2,302	3,850

Schedule of cash and cash equivalents
in € thousands	December 31, 2016	December 31, 2017
Cash including petty cash	3	2
Bank	8,061	8,212
Total cash and cash equivalents	8,064	8,214

Schedule of provisions

in € thousands	Provisions for refunds	Restructuring provisions	Other provisions	Total
January 1, 2016	95	-	94	189
- thereof non-current	-	-	42	42
- thereof current	95	-	52	147
Acquired	-	-	30	30
Utilization	(94)	-	(53)	(147)
Release	-	-	(45)	(45)
Addition	127	642	27	796
Reclassifications	-	-	-	-
Discounting effects	-	-	-	-
December 31, 2016	128	642	53	823
- thereof non-current	-	-	17	17
- thereof current	128	642	36	806
Acquired	-	-	975	975
Utilization	(67)	(642)	(10)	(719)
Release	-	-	-	-
Addition	59	30	62	151
Reclassifications	-	-	(27)	(27)
Discounting effects	-	-	-	-
Currency translation			(27)	(27)
December 31, 2017	120	30	1,026	1,176
- thereof non-current	-	-	17	17
- thereof current	120	30	1,009	1,159

Schedule of other financial liabilities
in € thousands	December 31, 2016	December 31, 2017
Liabilities from preferred shares	26,280	-
Liabilities from contingent consideration	1,295	-
Payroll liabilities	42	206
Other liabilities	-	6,309
- thereof non-current	26,280	-
- thereof current	1,337	6,515
Other financial liabilities	27,617	6,515

Schedule of other liabilities
in € thousands	December 31, 2016	December 31, 2017
VAT payables	-	98
Payroll liabilities	714	927
Other tax liabilities	2,018	2,262
- thereof non-current	-	-
- thereof current	2,732	3,287
Total other liabilities	2,732	3,287

Schedule of maturity structure of deferred income
in € thousands	December 31, 2016	December 31, 2017
Non-current	85	23
Current	18,047	20,354
Total deferred income	18,132	20,377